Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Property, Plant and Equipment, Net
9.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consist of the following:

	As at December 31,
	2012	2013	2013
	RMB	RMB	US$
Buildings	376,858	402,671	66,516
Medical equipment	1,138,927	1,324,206	218,743
Electronic and office equipment	34,717	36,458	6,022
Motor vehicles	3,838	3,931	650
Leasehold improvement and building improvements	5,635	5,087	840
Construction in progress	247,708	116,445	19,235

Total	1,807,683	1,888,798	312,006
Less: accumulated depreciation	(281,584)	(393,046)	(64,927)

	1,526,099	1,495,752	247,079

Less: accumulated impairment charges	(3,179)	(3,179)	(524)

	1,522,920	1,492,573	246,555

Depreciation expenses were RMB94,837, RMB119,919 and RMB149,975 (US$24,774) for the years ended December 31, 2011, 2012 and 2013, respectively.

As at December 31, 2012 and 2013, certain of the Group’s property, plant and equipment with a total net book value of RMB205,321 and RMB502,575 (US$83,020) were pledged as security for bank borrowings of RMB136,743 and RMB254,308 (US$42,009), respectively (note 16).

As at December 31, 2012 and 2013, the Group held equipment under operating lease contracts with customers with an original cost of RMB949,678 and RMB1,113,934 (US$184,009) and accumulated depreciation of RMB233,539 and RMB305,165 (US$50,410), respectively.

For the years ended December 31, 2011, 2012 and 2013, the Company recorded property, plant, and equipment impairment amounting to RMB3,179, nil and nil, respectively. The total amount of impairment charge is included in the caption of “Asset impairment” in the consolidated statements of comprehensive income.